Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Expense
Income tax expense consists of the following:

	Years ended December 31,
(In millions)	2016	2015	2014
Current	$(33)	$(19)	$(84)
Deferred	(19)	31	137
Income tax expense (benefit)	$(52)	$12	$53
Total income taxes were as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Income tax expense (benefit)	$(52)	$12	$53
Income tax expense (benefit) from OCI	259	(424)	317
Total income taxes	$207	$(412)	$370

Components of Income Before Income Taxes
Income tax expense was calculated based on the following components of income before income taxes:

	Years ended December 31,
(In millions)	2016	2015	2014
Pre-tax income – Bermuda	$565	$508	$263
Pre-tax income – Germany	16	8	—
Pre-tax income – U.S.	135	74	261
Income before income taxes	$716	$590	$524

Provision for Income Taxes and Expected Tax Provision Reconciliation
A reconciliation of the difference between the provision for income taxes and the expected tax provision at the weighted average tax rate is as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Expected tax provision computed on pre-tax income at weighted average income tax rate	$52	$28	$91
(Decrease) increase in income taxes resulting from:
Deferred tax valuation allowance	(116)	(6)	(22)
Prior year true-up	8	2	(12)
Corporate owned life insurance	(7)	(7)	(6)
Stock compensation expense	5	—	—
State taxes and other	6	(5)	2
Total income tax expense (benefit)	$(52)	$12	$53
Effective tax rate	(7)%	2%	10%

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities consisted of the following:

	December 31,
(In millions)	2016	2015
Deferred tax assets
Insurance liabilities	$1,483	$1,354
Net unrealized losses on AFS	—	84
Net operating and capital loss carryforwards	221	170
Tax credits	18	—
VOBA	69	72
Employee benefits	52	57
Other	27	20
Total deferred tax assets	1,870	1,757
Valuation allowance[1]	(72)	(193)
Deferred tax asset, after valuation allowance	1,798	1,564
Deferred tax liabilities
Investments, including derivatives	668	429
Net unrealized gains on AFS	178	—
VOBA	346	375
DAC	232	109
Other	6	42
Total deferred tax liability	1,430	955
Net deferred tax asset[2]	$368	$609

1 A portion of the valuation allowance reduction was recorded in other comprehensive income.
[2] Net deferred tax asset includes deferred tax liability relating to ADKG, which is included in other liabilities on the consolidated balance sheets.

Valuation Allowance
The valuation allowance consists of the following:

	December 31,
(In millions)	2016	2015
U.S. federal and state net operating losses	$22	$100
U.S. other deferred tax assets	—	27
German other deferred tax assets	50	66
Total valuation allowance	$72	$193